COST METHOD INVESTMENT	12 Months Ended
Dec. 31, 2011
COST METHOD INVESTMENT
COST METHOD INVESTMENT

9. COST METHOD INVESTMENT

        In April 2008, the Group invested $28,565 for 16.67% of equity interest in Wuhan Lianzhong Digital Film Technology Co., Ltd. ("Wuhan Lianzhong"), a company established in the PRC that is mainly engaged in digital film production and distribution. In October 2011, the Group invested $62,909 for 10% of equity interest in Zhongda Helian Marketing Consulting Co., Ltd. ("Zhongda Helian"), a company established in the PRC that is mainly engaged in economic and trade advisory. The investments are accounted for using the cost method of accounting as the Group has no significant influence over the operation of Wuhan Lianzhong and Zhongda Helian. There was no gain or loss on the cost method investment recognized for the years ended December 31, 2009, 2010 and 2011.